ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reconciliation Of Statement of Financial Position and Statement of Cash Flow (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and due from Banks
Cash and due from banks	$ 26,403,099	$ 51,822,372	$ 25,205,323
As per the Statement of Cash Flows	26,403,099	51,822,372	25,205,323
Debt securities at fair value through profit or loss
As per Statement of Financial Position	568,501	23,247,329	25,902,184
Securities not considered as cash equivalents		(3,813,000)	(3,991,948)
As per the Statement of Cash Flows	568,501	19,434,329	21,910,236
Money Market Funds
As per Statement of Financial Position - Other financial assets	2,096,866	2,612,157	3,674,741
Other financial assets not considered as cash equivalents	(1,131,982)	(1,603,691)	(2,128,315)
As per the Statement of Cash Flow	$ 964,884	$ 1,008,466	$ 1,546,426